Portfolio of Investments – as of October 31, 2023 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Australia — 3.6%
50,069	Goodman Group	$662,508
412,909	GPT Group	952,923
144,009	Mirvac Group	167,087
831,393	Region RE Ltd.	1,039,566
		2,822,084
	Belgium — 0.4%
3,669	VGP NV	298,682
	Canada — 3.4%
315,700	Dream Industrial Real Estate Investment Trust	2,665,835
	France — 2.3%
7,688	Gecina SA	754,891
20,774	Klepierre SA	504,472
47,697	Mercialys SA	406,297
2,098	Unibail-Rodamco-Westfield(a)	103,954
		1,769,614
	Germany — 2.5%
342,497	Sirius Real Estate Ltd.	332,787
52,300	TAG Immobilien AG(a)	571,848
46,353	Vonovia SE	1,067,142
		1,971,777
	Hong Kong — 3.6%
176,881	Link REIT	811,732
538,430	Sino Land Co. Ltd.	537,529
88,500	Sun Hung Kai Properties Ltd.	908,780
75,530	Swire Properties Ltd.	146,242
117,696	Wharf Real Estate Investment Co. Ltd.	411,705
		2,815,988
	Japan — 9.5%
1,415	GLP J-REIT	1,267,355
1,985	Invincible Investment Corp.	763,432
80,429	Mitsui Fudosan Co. Ltd.	1,743,287
157	Nippon Accommodations Fund, Inc.	632,521
250	Nippon Building Fund, Inc.	1,004,483
22,000	Nomura Real Estate Holdings, Inc.	513,834
819	Orix JREIT, Inc.	941,246
24,300	Sumitomo Realty & Development Co. Ltd.	609,782
		7,475,940
	Netherlands — 0.3%
15,813	CTP NV	230,543
	Singapore — 2.7%
524,588	CapitaLand Ascendas REIT	996,740
706,297	Mapletree Logistics Trust	758,456
588,000	Paragon REIT	341,270
		2,096,466
	Spain — 0.7%
68,632	Merlin Properties SOCIMI SA	572,239
Shares	Description	Value (†)
	Sweden — 1.2%
215,934	Fastighets AB Balder, Class B(a)	$917,461
	United Kingdom — 4.8%
61,772	Big Yellow Group PLC	718,413
254,872	LondonMetric Property PLC	513,604
141,571	Segro PLC	1,230,555
222,561	Tritax Big Box REIT PLC	370,546
49,401	UNITE Group PLC	522,787
70,298	Workspace Group PLC	413,171
		3,769,076
	United States — 62.7%
23,520	Alexandria Real Estate Equities, Inc.	2,190,418
75,310	American Homes 4 Rent, Class A	2,465,649
11,897	American Tower Corp.	2,119,926
20,320	AvalonBay Communities, Inc.	3,367,837
19,620	Digital Realty Trust, Inc.	2,439,943
6,310	Equinix, Inc.	4,604,028
116,530	Essential Properties Realty Trust, Inc.	2,557,834
30,730	Extra Space Storage, Inc.	3,183,321
49,670	Prologis, Inc.	5,004,252
57,170	Regency Centers Corp.	3,445,064
24,988	Ryman Hospitality Properties, Inc.	2,138,973
18,780	Simon Property Group, Inc.	2,063,734
12,723	Sun Communities, Inc.	1,415,307
84,970	UDR, Inc.	2,702,896
72,454	Ventas, Inc.	3,076,397
170,676	VICI Properties, Inc.	4,761,860
18,000	Welltower, Inc.	1,504,980
		49,042,419
	Total Common Stocks (Identified Cost $87,102,490)	76,448,124

Principal Amount
Short-Term Investments — 2.3%
$1,832,062	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $1,832,189 on 11/01/2023 collateralized by $2,675,200 U.S. Treasury Bond, 3.000% due 8/15/2048 valued at $1,868,742 including accrued interest(b) (Identified Cost $1,832,062)	1,832,062
	Total Investments — 100.0% (Identified Cost $88,934,552)	78,280,186
	Other assets less liabilities — (0.0)%	(16,261)
	Net Assets — 100.0%	$78,263,925

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,822,084	$—	$2,822,084
Belgium	—	298,682	—	298,682
France	—	1,769,614	—	1,769,614
Germany	—	1,971,777	—	1,971,777
Hong Kong	—	2,815,988	—	2,815,988
Japan	—	7,475,940	—	7,475,940
Netherlands	—	230,543	—	230,543
Singapore	—	2,096,466	—	2,096,466
Spain	—	572,239	—	572,239
Sweden	—	917,461	—	917,461
United Kingdom	—	3,769,076	—	3,769,076
All Other Common Stocks(a)	51,708,254	—	—	51,708,254
Total Common Stocks	51,708,254	24,739,870	—	76,448,124
Short-Term Investments	—	1,832,062	—	1,832,062
Total Investments	$51,708,254	$26,571,932	$—	$78,280,186

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at October 31, 2023 (Unaudited)
Specialized REITs	19.7%
Industrial REITs	15.0
Residential REITs	14.3
Diversified REITs	12.3
Real Estate Management & Development	10.6
Retail REITs	10.5
Health Care REITs	5.8
Office REITs	5.8
Hotel & Resort REITs	3.7
Short-Term Investments	2.3
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at October 31, 2023 (Unaudited)
United States Dollar	65.0%
Japanese Yen	9.5
Euro	5.8
British Pound	5.2
Australian Dollar	3.6
Hong Kong Dollar	3.6
Canadian Dollar	3.4
Singapore Dollar	2.7
Swedish Krona	1.2
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%